STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

June 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.0%
Banks - .3%
First Republic Bank	88,884		9,420,815
Capital Goods - 5.4%
Allegion	95,313	[a]	9,742,895
Colfax	349,354	[a,b]	9,746,977
Curtiss-Wright	192,209		17,160,420
Graco	354,203		16,998,202
Masco	324,048		16,270,450
Mercury Systems	624,596	[b]	49,130,721
Rexnord	479,549		13,978,853
SiteOne Landscape Supply	102,237	[a,b]	11,651,951
The AZEK Company	359,279	[b]	11,446,629
Virgin Galactic Holdings	520,561	[a,b]	8,505,967
			164,633,065
Commercial & Professional Services - 5.1%
Clarivate	1,488,441	[a,b]	33,236,888
CoStar Group	54,311	[b]	38,597,198
FTI Consulting	161,870	[b]	18,542,209
Square, Cl. A	592,694	[a,b]	62,197,308
			152,573,603
Consumer Durables & Apparel - 5.1%
Lululemon Athletica	185,081	[b]	57,747,123
Peloton Interactive, Cl. A	1,647,783	[b]	95,192,424
			152,939,547
Consumer Services - 1.8%
DraftKings, Cl. A	207,175	[b]	6,890,641
OneSpaWorld Holdings	583,204	[a]	2,781,883
Planet Fitness, Cl. A	761,239	[a,b]	46,108,246
			55,780,770
Diversified Financials - 2.3%
Ares Management, Cl. A	373,081		14,811,316
LPL Financial Holdings	314,886		24,687,062
Morningstar	111,912		15,776,235
Tradeweb Markets, Cl. A	249,892		14,528,721
			69,803,334
Energy - .4%
Cactus, Cl. A	573,365		11,828,520
Food & Staples Retailing - .9%
Grocery Outlet Holding	634,436	[a,b]	25,884,989

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Health Care Equipment & Services - 14.7%
1Life Healthcare	1,476,424	[a,b]	53,623,720
ABIOMED	192,764	[b]	46,564,072
Align Technology	205,850	[b]	56,493,474
DexCom	314,577	[b]	127,529,516
Insulet	188,286	[b]	36,576,438
Nevro	140,054	[a,b]	16,732,251
Teladoc Health	495,366	[a,b]	94,535,647
Teleflex	31,675		11,529,067
			443,584,185
Insurance - .6%
Markel	19,720	[b]	18,204,912
Materials - .8%
Alamos Gold, Cl. A	1,790,160		16,791,701
Constellium	808,444	[b]	6,208,850
			23,000,551
Media & Entertainment - 1.3%
Liberty Media Corp-Liberty Formula One, Cl. C	544,810	[b]	17,275,925
Live Nation Entertainment	496,886	[a,b]	22,026,956
			39,302,881
Pharmaceuticals Biotechnology & Life Sciences - 14.8%
10X Genomics, CI. A	327,766	[a,b]	29,272,781
Acceleron Pharma	119,533	[a,b]	11,387,909
Adaptive Biotechnologies	371,109	[a,b]	17,954,253
Alector	534,869	[a,b]	13,072,198
Amicus Therapeutics	863,088	[b]	13,015,367
Arena Pharmaceuticals	238,101	[b]	14,988,458
Ascendis Pharma, ADR	101,990	[a,b]	15,084,321
AVROBIO	418,006	[b]	7,294,205
Biohaven Pharmaceutical Holding	373,019	[b]	27,271,419
Blueprint Medicines	173,003	[b]	13,494,234
CRISPR Therapeutics	135,247	[a,b]	9,939,302
FibroGen	741,415	[a,b]	30,049,550
GW Pharmaceuticals, ADR	169,141	[a,b]	20,756,984
Horizon Therapeutics	333,230	[a,b]	18,520,923
Iovance Biotherapeutics	362,933	[a,b]	9,962,511
Natera	278,774	[b]	13,899,672
Neurocrine Biosciences	206,199	[a,b]	25,156,278
PTC Therapeutics	250,015	[b]	12,685,761
Sarepta Therapeutics	352,704	[a,b]	56,552,559
Twist Bioscience	625,828	[b]	28,350,008
Ultragenyx Pharmaceutical	216,572	[a,b]	16,940,262
uniQure	281,916	[a,b]	12,703,135
Veracyte	336,105	[a,b]	8,705,120

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 14.8% (continued)
Voyager Therapeutics	602,452	[b]	7,602,944
Zogenix	438,136	[a,b]	11,834,053
			446,494,207
Real Estate - .6%
Americold Realty Trust	542,614	[c]	19,696,888
Retailing - 4.6%
Etsy	344,445	[b]	36,590,392
National Vision Holdings	1,394,524	[a,b]	42,560,872
Ollie's Bargain Outlet Holdings	600,747	[a,b]	58,662,945
			137,814,209
Semiconductors & Semiconductor Equipment - 1.7%
Power Integrations	251,123		29,665,160
Semtech	427,886	[b]	22,344,207
			52,009,367
Software & Services - 22.3%
CACI International, Cl. A	186,068	[b]	40,354,428
DocuSign	627,062	[b]	107,986,347
Euronet Worldwide	297,405	[b]	28,497,347
Everbridge	341,713	[a,b]	47,279,411
HubSpot	229,946	[b]	51,588,385
Medallia	1,175,386	[a,b]	29,666,743
Rapid7	969,515	[a,b]	49,464,655
Slack Technologies, Cl. A	2,645,748	[a,b]	82,256,305
Splunk	369,095	[a,b]	73,339,176
SS&C Technologies Holdings	340,645		19,239,630
Twilio, Cl. A	651,855	[b]	143,030,024
			672,702,451
Technology Hardware & Equipment - 4.8%
Cognex	211,785		12,647,800
FLIR Systems	1,073,351		43,545,850
Littelfuse	80,154		13,676,677
Lumentum Holdings	431,605	[b]	35,145,595
nLight	640,064	[a,b]	14,247,825
Trimble	267,722	[b]	11,562,913
Zebra Technologies, Cl. A	57,845	[b]	14,805,428
			145,632,088
Telecommunication Services - 10.1%
Bandwidth, Cl. A	789,093	[a,b]	100,214,811
Proofpoint	392,945	[b]	43,664,048
Q2 Holdings	380,126	[a,b]	32,611,010
Shopify, Cl. A	97,552	[b]	92,596,358
Zendesk	409,152	[b]	36,222,227
			305,308,454

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.0% (continued)
Transportation - .4%
Knight-Swift Transportation Holdings		317,536	[a]	13,244,427
Total Common Stocks (cost $1,784,032,026)				2,959,859,263

Exchange-Traded Funds - .9%
Registered Investment Companies - .9%
iShares Russell 2000 Growth ETF (cost $18,506,423)		127,332	[a]	26,341,171
	1-Day Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $29,141,479)	0.22	29,141,479	[d]	29,141,479

Investment of Cash Collateral for Securities Loaned - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $96,100,533)	0.22	96,100,533	[d]	96,100,533
Total Investments (cost $1,927,780,461)		103.1%		3,111,442,446
Liabilities, Less Cash and Receivables		(3.1%)		(92,940,080)
Net Assets		100.0%		3,018,502,366

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At June 30, 2020, the value of the fund’s securities on loan was $625,695,454 and the value of the collateral was $628,824,313, consisting of cash collateral of $96,100,533 and U.S. Government & Agency securities valued at $532,723,780.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

June 30, 2020 (Unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	2,959,859,263	-	-	2,959,859,263
Exchange-Traded Funds	26,341,171	-	-	26,341,171
Investment Companies	125,242,012	-	-	125,242,012

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2020, accumulated net unrealized appreciation on investments was $1,183,661,985, consisting of $1,238,873,408 gross unrealized appreciation and $55,211,423 gross unrealized depreciation.

At June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.